Fieldstone UVA Dividend Value ETF
Fieldstone UVA Dividend Value ETF (the "Fund")
Investment Objective
The Fund's investment objective is to seek positive returns and protection of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses	Fieldstone UVA Dividend Value ETF Fieldstone UVA Dividend Value ETF
Management Fees	0.75%
Other Expenses	0.93%	[1]
Total Annual Fund Operating Expenses	1.68%
Fee Waiver and/or Expense Limitation	0.88%	[2]
Net Annual Fund Operating Expenses	0.80%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.
[2]	The Sub-Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 0.80% of the average daily net assets of the Fund through August 31, 2018. The Expense Limitation Agreement may not be terminated prior to that date. The Sub-Adviser cannot recoup from the Fund any amounts paid by the Sub-Adviser under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the Expense Limitation Agreement.

Example
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows.
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Fieldstone UVA Dividend Value ETF | Fieldstone UVA Dividend Value ETF | USD ($)	82	444

Portfolio Turnover
As the Fund has not yet commenced operation, there is no portfolio turnover to report.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing principally in dividend-paying securities, and under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. The Sub-Adviser selects equity securities that it believes are out of favor and undervalued. The Sub-Adviser then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value. The Fund considers "dividend-paying equity securities" to be securities of companies that declare and pay cash dividends on at least an annual basis.

The Sub-Adviser selects equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants. The Fund may invest in companies of any market capitalization. The Fund may invest in both domestic and foreign securities. The Fund will primarily invest in the following sectors: consumer discretionary, financials, consumer staples, health care, energy, industrials, utilities and information technology.

While most assets will be invested in common stocks that pay dividends, the Fund may employ other strategies that are not considered part of the Fund's principal investment strategies. The Fund may invest up to 20% of its net assets in futures, options and options on futures; cash and cash equivalents; other investment companies; and in other securities and instruments, which the Sub-Adviser believes will help the Fund achieve its investment objective. Further information on these various other strategies can be found under the section of this prospectus titled: "Additional Information on Principal Investment Strategies."
A typical portfolio will have all of the S&P 500 sectors represented as shown in the table below. However, the Fund is unrestricted in what percentage of assets each sector represents, and even what percentage an individual equity security, investment company fund, or ETF represents in a particular sector or in the Fund. Under normal market conditions, the Fund does not expect to deviate from these weightings by more than 5%; meaning that, for example, Sectors with weightings of less than 5% below may be reallocated to zero.

S&P 500 Sectors	Typical Weight of S&P 500	Typical Weight for Fund
Consumer Discretionary	12.5%	10.0%
Consumer Staples	9.4%	10.5%
Energy	6.0%	9.2%
Financials	13.7%	15.8%
Health Care	13.9%	12.3%
Industrials	10.2%	11.6%
Information Technology	23.2%	13.6%

S&P 500 Sectors	Typical Weight of S&P 500	Typical Weight for Fund
Materials	2.8%	1.5%
Telecommunication Services	2.2%	1.5%
Utilities	3.3%	3.0%
Real Estate	2.9%	0.0%
Funds/ETFs*	0.0%	2.0%
Cash*	0.0%	9.0%
	100.0%	100.0%
* Not sectors in the S&P 500 Index.

Principal Investment Risks
Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors. Unlike many ETFs, the Fund is not an index-based ETF.
Affiliated Fund Risk. Due to their own financial interest or other business considerations, the Sub-Advisers may have an incentive to invest a portion of a Fund's assets in investment companies sponsored or managed by the Sub-Advisers or their related parties in lieu of investments by a Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Sub-Advisers may have an incentive to delay or decide against the sale of interests held by a Fund in investment companies sponsored or managed by the Sub-Advisers or their related parties.  However, the Sub-Advisers are fiduciary to the Funds and are legally obligated to act in their best interest when selecting underlying funds.
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs, which may limit its effectiveness.
New Fund Risk. The Fund was formed in 2017. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.
Financials Sector Risk. Companies in the financials sector are subject to governmental regulation and government intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of recent legislation on the financials sector cannot be predicted. Certain risks may impact the value of investments in the financial services sector more severely than investments outside this sector, including the risks associated with operating with substantial financial leverage. The financial services sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate and other markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial services companies have been required to accept or borrow significant amounts of capital from the U.S. and other governments and may face future government-imposed restrictions on their businesses or increased government intervention. These actions have caused the securities of many financial services companies to decline in value. Insurance companies, in particular, may be subject to severe price competition, which may have an adverse impact on their profitability.
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund's investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.
Futures and Derivatives Risk. To the extent the Fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract's underlying assets. The use of futures or other derivatives, if any, exposes the Fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the Fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.
Hedging Transactions Risk.   Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus moderating the decline in the portfolio positions' value.   Such hedging transactions also limit the opportunity for gain if the value of the portfolio positions should increase.   Moreover, it may not be possible for the Fund to hedge against a fluctuation at a price sufficient to protect the Fund's assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.   For example, the cost of options is related, in part, to the degree of volatility of the underlying securities. Accordingly, options on highly volatile securities may be more expensive than options on other securities and of limited utility in hedging against fluctuations in those securities.   The Sub-Adviser is not obligated to establish hedges for portfolio positions and may not do so. To the extent that hedging transactions are effected, their success is dependent on the Sub-Adviser's ability to correctly predict movements in the direction of currency and interest rates and the equity markets or sectors thereof.
Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in the affected region.
Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.
Large Capitalization Risk. Large capitalization securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large capitalization securities is less than for other types of investments - for example small capitalization securities - the Fund's performance could be affected.Small Companies Risk. The Fund may invest in small and/or unseasoned companies with small market capitalizations. While smaller companies generally have potential for rapid growth, they often involve higher risks because they may lack the management experience, financial resources, product diversification, and competitive strength of larger companies.   In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies.   As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the lower trading volume of smaller company securities.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV. Given the high level of transparency of the Fund's holdings, the Sub-Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Value securities may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.
Commodity Risk. Companies whose performance is reflected in the Fund's portfolio may be adversely affected by changes or trends in commodity prices. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Energy Sector Risk. The energy sector of an economy is cyclical and highly dependent on energy prices. The market value of companies in the local energy sector is strongly affected by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances, among other factors. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund's portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.
Healthcare Sector Risk. The profitability of companies in the healthcare sector is affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare industry have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company's patents may adversely affect that company's profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Utilities Sector Risk. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.

Fund Performance
This section provides an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/427.htm.
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.